Putnam Investments
100 Federal Street
Boston, MA 02110
February 15, 2019

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

RE:	Proxy Materials for
Putnam Funds Trust (Reg. No. 333-00515) (811-07513) (the “Trust”)

Ladies and Gentlemen:

We are transmitting for filing via the EDGAR system preliminary proxy materials in connection with a special meeting of shareholders of Putnam Global Industrials Fund, a series of the Trust to be held on May 15, 2019.

These definitive materials are expected to be mailed to shareholders on or about March 15, 2019.

Very truly yours,

/s/ Caitlin E. Robinson, Esq
Counsel

cc: James Thomas, Esq. Ropes & Gray LLP